UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:  6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CWC Small Cap Aggressive Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares			Value
	COMMON STOCK - 93.2%
	AEROSPACE/DEFENSE - 2.1%
9,621	Orbital Sciences Corp. *		$ 162,114

	APPAREL - 1.8%
9,855	Skechers U.S.A, Inc. *		142,700

	BANKS - 2.0%
13,510	Umpqua Holdings Corp.		156,311

	BIOTECHNOLOGY - 1.4%
3,070	Cubist Pharmaceuticals, Inc. *		110,489

	COAL - 1.8%
3,053	Alpha Natural Resources, Inc. *		138,728

	COMMERCIAL SERVICES - 6.5%
30,224	AMN Healthcare Services, Inc. *		251,464
2,717	Arbitron, Inc.		112,294
4,945	McGrath Rentcorp		138,856
			502,614
	COMPUTERS - 3.0%
8,553	Logitech International S.A *		96,136
5,275	Synaptics, Inc. *		135,778
			231,914
	DIVERSIFIED FINANCIAL SERVICES - 9.0%
2,131	Affiliated Managers Group, Inc. *		216,190
43,804	FBR & Co. *		148,934
35,133	GFI Group, Inc.		161,260
10,227	OptionsXpress Holdings, Inc.		170,586
			696,970
	ELECTRIC - 1.6%
3,114	Allete, Inc.		127,799

	ELECTRONICS - 10.4%
4,800	Cymer, Inc. *		237,648
5,561	FLIR Systems, Inc.		187,461
4,211	Rogers Corp. *		194,548
42,110	Taser International, Inc. *		191,601
			811,258
	FOOD - 2.2%
5,365	Cal-Maine Foods, Inc.		171,465

	HEALTHCARE-SERVICES - 2.5%
3,312	Covance, Inc. *		196,633

	INSURANCE - 2.2%
9,692	Montpelier Re Holdings, Ltd.		174,456

	MACHINERY-DIVERSIFIED - 2.0%
4,457	iRobot Corp. *		157,288

	MEDIA - 2.3%
5,575	DG FastChannel, Inc. *		178,679

	METAL FABRICATE/HARDWARE - 1.3%
6,996	Commercial Metals Co.		100,393

	MINING - 2.4%
18,594	Thompson Creek Metals Co., Inc. *		185,568

	OIL & GAS - 6.3%
9,441	Goodrich Petroleum Corp. *		173,809
4,518	Gulfport Energy Corp. *		134,139
11,228	Helix Energy Solutions Group, Inc. *		185,936
			493,884
	PHARMACEUTICALS - 7.1%
4,315	Endo Pharmaceuticals Holdings, Inc. *		173,334
19,981	Rigel Pharmaceuticals, Inc. *		183,225
10,497	Viropharma, Inc. *		194,195
			550,754
	REITS - 1.7%
10,082	Capstead Mortgage Corp.		135,099

	RETAIL - 7.4%
8,982	American Eagle Outfitters, Inc.		114,520
9,748	Citi Trends, Inc. *		147,000
6,627	GameStop Corp. *		176,742
11,656	Kirkland's, Inc *		140,105
			578,367
	SAVING & LOANS - 1.6%
10,279	Capitol Federal Financial, Inc.		120,881

	SEMICONDUCTORS - 11.0%
7,879	ATMI, Inc. *		160,968
15,052	GT Solar International, Inc. *		243,842
20,571	Kulicke & Soffa Industries, Inc. *		229,161
13,233	Rubicon Technology, Inc. *		223,108
			857,079
	TELECOMMUNICATIONS - 1.8%
7,413	Oplink Communications, Inc. *		138,104

	TRANSPORTATION - 1.8%
6,092	Nordic American Tankers, Ltd.		138,532

	TOTAL COMMON STOCK- (Cost - $7,068,545)(a)		7,258,079

	MONEY MARKET FUND - 5.9%
457,303	Dreyfus Cash Management, 0.10% **		457,303
	(Cost $457,303)

	TOTAL INVESTMENTS - 99.1% (Cost - $7,525,848)(a)		$ 7,715,382
	OTHER ASSETS LESS LIABILITIES - 0.9%		71,604
	NET ASSETS - 100.0%		$ 7,786,986

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 588,001
		Unrealized depreciation:	(398,467)
		Net unrealized appreciation:	$ 189,534

CWC Small Cap Aggressive Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,258,079	$ -	$ -	$ 7,258,080
Money Market Funds	457,303	-	-	457,303
Total	$ 7,715,382	$ -	$ -	$ 7,715,382

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/11